Equity Investments With Readily Determinable Fair Values - Additional information (Details) - Common Stock - MSGE SPINCO, INC [Member] - shares shares in Thousands	Jun. 30, 2022	Jun. 30, 2021
Common Class A | Townsquare
Schedule of Investments [Line Items]
Equity Investments With Readily Determinable Fair Values, Number of shares held	583	583
Common Class A | Draftkings
Schedule of Investments [Line Items]
Equity Investments With Readily Determinable Fair Values, Number of shares held	869	869
Common Class C | Townsquare
Schedule of Investments [Line Items]
Equity Investments With Readily Determinable Fair Values, Number of shares held	2,625	2,625